Investments in Finance Leases (Details Narrative)			12 Months Ended
	Oct. 21, 2016 USD ($) Integer	Oct. 06, 2016 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Payment of equipment lease receivables				$ 334,826
SQN AIF V GP, LLC [Member]
Payment of equipment lease receivables			$ 334,826
Apple Computers [Member]
Finance lease facility		$ 680,020
Number of monthly payments | Integer		36
Monthly lease payments		$ 17,402
Payment of equipment lease receivables		102,002
Apple Computers [Member] | SQN AIF V GP, LLC [Member]
Finance lease facility		$ 680,020
Number of monthly payments | Integer		36
Monthly lease payments		$ 17,402
Payment of equipment lease receivables		$ 102,002
Assortment of School Furniture and kitchen Equipment [Member]
Finance lease facility	$ 357,020
Number of monthly payments | Integer	36
Monthly lease payments	$ 11,647
Assortment of School Furniture and kitchen Equipment [Member] | SQN AIF V GP, LLC [Member]
Finance lease facility	$ 357,020
Number of monthly payments | Integer	36
Monthly lease payments	$ 11,647